UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John M. Behrendt
Title:     Managing Member
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  John M. Behrendt     Fort Wayne, IN     February 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $144,684 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778      730    12986 SH       SOLE                        0        0    12986
GENERAL ELECTRIC CO            COM              369604103      711    19186 SH       SOLE                        0        0    19186
ISHARES TR                     MSCI EAFE IDX    464287465    20740   264202 SH       SOLE                        0        0   264202
ISHARES TR                     RUSSELL 1000     464287622     1358    17058 SH       SOLE                        0        0    17058
ISHARES TR                     RUSSELL1000VAL   464287598     1132    14104 SH       SOLE                        0        0    14104
ISHARES TR                     S&P 500 INDEX    464287200    15572   106123 SH       SOLE                        0        0   106123
ISHARES TR                     S&P EURO PLUS    464287861     1575    13779 SH       SOLE                        0        0    13779
ISHARES TR                     S&P MIDCAP 400   464287507    23049   271354 SH       SOLE                        0        0   271354
ISHARES TR                     S&P SMLCAP 600   464287804     1023    15735 SH       SOLE                        0        0    15735
ISHARES TR                     S&P 500 VALUE    464287408    21358   279697 SH       SOLE                        0        0   279697
ISHARES TR                     S&P MC 400 GRW   464287606     1393    15625 SH       SOLE                        0        0    15625
ISHARES TR                     S&P MIDCP VALU   464287705     1670    20995 SH       SOLE                        0        0    20995
ISHARES TR                     S&P SMLCP VALU   464287879    11515   164497 SH       SOLE                        0        0   164497
ISHARES TR                     DJ SEL DIV INX   464287168     2751    42656 SH       SOLE                        0        0    42656
ISHARES TR                     IBOXX INV CPBD   464287242     1666    15893 SH       SOLE                        0        0    15893
ISHARES TR                     LEHMAN AGG BND   464287226     3542    35011 SH       SOLE                        0        0    35011
JP MORGAN CHASE & CO           COM              46625H100     1176    26937 SH       SOLE                        0        0    26937
LINCOLN NATL CORP IND          COM              534187109     5153    88506 SH       SOLE                        0        0    88506
PUTNAM HIGH YIELD MUN TR       SH BEN INT       746781103      255    38083 SH       SOLE                        0        0    38083
SPDR TR                        UNIT SER 1       78462F103     4480    30638 SH       SOLE                        0        0    30638
TOWER FINANCIAL CORP           COM              891769101      299    22995 SH       SOLE                        0        0    22995
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      842    10882 SH       SOLE                        0        0    10882
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2596    39518 SH       SOLE                        0        0    39518
VANGUARD INDEX FDS             VALUE ETF        922908744     5600    84351 SH       SOLE                        0        0    84351
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1542    23861 SH       SOLE                        0        0    23861
VANGUARD INDEX FDS             MID CAP ETF      922908629     4820    63752 SH       SOLE                        0        0    63752
VANGUARD INDEX FDS             REIT ETF         922908553     2002    32573 SH       SOLE                        0        0    32573
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     2588    34596 SH       SOLE                        0        0    34596
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1257    12055 SH       SOLE                        0        0    12055
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     1799    26547 SH       SOLE                        0        0    26547
WILLIAMS COS INC DEL           COM              969457100      490    13698 SH       SOLE                        0        0    13698